Note 7 - Long-term Debt (Details Textual)							1 Months Ended			3 Months Ended	12 Months Ended
	Nov. 21, 2018 USD ($)	Feb. 27, 2018 USD ($)	Oct. 19, 2017 USD ($)	Jun. 19, 2017 USD ($)	Dec. 22, 2016 USD ($)	Feb. 12, 2016 USD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2017 USD ($)	Aug. 31, 2017 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Long-term Debt, Total											$ 37,491,000
Proceeds from Issuance of Long-term Debt, Total											34,250,000	$ 22,250,000	$ 14,500,000
Repayments of Long-term Debt, Total											$ 32,349,000	7,243,915	16,117,125
Limited Dividends Percentage Loans to Profits											60.00%
Restricted Cash, Total							$ 4,903,953				$ 5,717,063	4,903,953
Interest Expense, Total											$ 2,703,845	1,380,458	$ 1,228,947
Eurobank [Member]
Debt Instrument, Periodic Payment, Total						$ 460,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 8,980,000	7,900,000					$ 7,900,000
Debt Instrument, Number of Periodic Payments						12
Payments of Debt Issuance Costs						$ 247,500
Proceeds from Issuance of Long-term Debt, Total						14,500,000
Debt Instrument, Collateral Amount						$ 2,800,000
Repayments of Long-term Debt, Total							2,100,000		$ 1,000,000
Repayments of Long-term Debt, Balloon Repayment							260,000		540,000	$ 280,000
Repayments of Long-term Debt, Prepayment of Installment							$ 1,840,000	$ 460,000	$ 460,000
Eurobank Ergasias S.A. [Member] | Revolving Credit Facility [Member]
Debt Instrument, Periodic Payment, Total	$ 900,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 19,200,000		$ 6,200,000
Debt Instrument, Number of Quarterly Installment Payments	12
Debt Instrument, Basis Spread on Variable Rate			4.50%
Debt Instrument, Covenant, Security Cover Ratio	140.00%
Payments of Debt Issuance Costs	$ 300,000
Line of Credit Facility, Maximum Borrowing Capacity	45,000,000
Long-term Line of Credit, Total	$ 30,000,000
Long-term Debt, Term	1 year 180 days
Line of Credit Facility, Remaining Borrowing Capacity	$ 15,000,000
Line of Credit Facility, Commitment Fee Percentage	0.40%
Line of Credit Facility, Underwriting Fee Percentage	1.00%
Minimum [Member]
Property, Plant and Equipment Value to Outstanding Facility Amount											100.00%
Maximum [Member]
Property, Plant and Equipment Value to Outstanding Facility Amount											140.00%
London Interbank Offered Rate (LIBOR) [Member] | Eurobank [Member]
Debt Instrument, Basis Spread on Variable Rate						6.00%
London Interbank Offered Rate (LIBOR) [Member] | Eurobank Ergasias S.A. [Member] | Revolving Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate	4.40%
Loan Agreement to Finance Acquisition of M/V EM Astoria [Member]
Debt Instrument, Periodic Payment, Total				$ 100,000
Debt Instrument, Face Amount				4,750,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid with Twentieth Installment				2,750,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid with Sixteenth Installment				3,150,000
Payments of Debt Issuance Costs				$ 50,000
Percent Shared With Bank in Excess of Fair Market Value							35.00%					35.00%
Vessel Profit Parcitipation Liability							$ 1,297,100				$ 1,067,500	$ 1,297,100
Percent of Cash Flow After Debt Service Set Aside							35.00%					35.00%
Loan Agreement to Finance Acquisition of M/V EM Astoria [Member] | Minimum [Member]
Debt Instrument, Number of Quarterly Installment Payments				20
Loan Agreement to Finance Acquisition of M/V EM Astoria [Member] | Maximum [Member]
Debt Instrument, Number of Quarterly Installment Payments				16
Loan Agreement to Finance Acquisition of M/V EM Astoria [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate				2.65%
Oinousses Navigation Ltd., Corfu Navigation Ltd., Bridge Shipping Ltd., and Athens Shipping Ltd. [Member] | Eurobank Ergasias S.A. [Member]
Debt Instrument, Face Amount			$ 17,500,000
Payments of Debt Issuance Costs											$ 54,862	$ 137,638
Oinousses Navigation Ltd., Corfu Navigation Ltd., Bridge Shipping Ltd., and Athens Shipping Ltd. [Member] | Debt Instrument, Redemption, Period One [Member] | Eurobank Ergasias S.A. [Member]
Debt Instrument, Periodic Payment, Total			$ 500,000
Debt Instrument, Number of Quarterly Installment Payments			5
Oinousses Navigation Ltd., Corfu Navigation Ltd., Bridge Shipping Ltd., and Athens Shipping Ltd. [Member] | Debt Instrument, Redemption, Period Two [Member] | Eurobank Ergasias S.A. [Member]
Debt Instrument, Periodic Payment, Total			$ 800,000
Debt Instrument, Number of Quarterly Installment Payments			11
Noumea Shipping Ltd [Member]
Debt Instrument, Periodic Payment, Total					$ 720,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					6,360,000
Long-term Debt, Total					7,080,000
Debt Instrument, Face Amount		$ 4,250,000
Debt Instrument, Number of Quarterly Installment Payments		14
Debt Instrument, Covenant, Security Cover Ratio		130.00%
Noumea Shipping Ltd [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate		3.00%
Noumea Shipping Ltd [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Periodic Payment, Total		$ 303,000
Noumea Shipping Ltd [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Periodic Payment, Total		$ 311,000
Noumea Shipping Ltd [Member] | Supplemental Agreement with Noumea Shipping [Member]
Debt Instrument, Periodic Payment, Total					720,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 4,920,000
Debt Instrument, Number of Periodic Payments					3